COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Components of lease expense, supplemental cash flow information, and weighted average lease term and discount rate

The components of lease expense were as follows (in thousands):

Three Months Ended
March 31, 2022
Lease cost
Operating lease cost	$600
Short-term lease cost (1)	102
Total lease cost	$702
(1)	The Company elected to account for short-term leases in accordance with ASC 842. ASC 842 defines a short-term lease as a lease whose lease term, at commencement, is 12 months or less and that does not include a purchase option whose exercise is reasonable certain. The Company will recognize the lease payments in profit or loss on a straight-line basis over the lease term.

Supplemental cash flow information related to leases was as follows (in thousands):

Three Months Ended
March 31, 2022
Other Information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows in operating leases	$477
Right-of-use assets obtained in exchange for lease obligations
Operating lease liabilities	$6,587

March 31, 2022
Weighted Average Lease Term (in years)
Operating Leases	3.38
Weighted Average Discount Rate
Operating Leases	5.69%

Supplemental balance sheet information

Supplemental balance sheet information related to leases was as follows (in thousands, except lease term and discount rate):

March 31, 2022
Assets
Operating lease right-of-use assets	$6,099
Liabilities
Operating lease liability, current	$1,948
Operating lease liability, non-current	$4,438
Total operating lease liability	$6,386

Operating leases maturity schedule

Total future minimum lease payments over the term of the lease as of March 31, 2022, are as follows (in thousands):

Years Ended December 31,	Operating leases
2022 (remaining nine months)	1,723
2023	2,108
2024	1,976
2025	548
2026	563
2027 and thereafter	142
Total undiscounted lease payments	$7,060
Less: imputed interest	(674)
Total lease liabilities	$6,386

Total future minimum lease payments over the term of the lease as of December 31, 2021, are as follows (in thousands):

Years Ended December 31,	Lease Payments
2022	$3,669
2023	5,194
2024	5,165
2025	3,970
2026	4,666
2027	$4,367
Total	$27,031